Earnings Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings Per Share	Earnings Per Share
Net income per common share has been computed pursuant to the guidance in the FASB ASC Topic 260, Earnings per Share. Basic earnings per share is computed by dividing net income attributable to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted earnings per share is similarly calculated except that the denominator is increased by using the treasury stock method to determine the potential dilutive effect of the Company’s outstanding unvested restricted stock units and using the if-converted method to determine the potential dilutive effect of the Company’s Class A and B OP Units. The Company has noncontrolling interests in the form of OP Units which are convertible into common stock and represent potentially dilutive securities, as the OP Units may be redeemed for cash or, at the Company’s election, exchanged for shares of the Company’s common stock on a one-for-one basis. The following table is a reconciliation of the numerator and denominator used in the computation of basic and diluted net income per common share for the year ended December 31, 2020 and for the period from December 23, 2019 to December 31, 2019. Net income per share information is not applicable for the reporting periods prior to December 23, 2019.

	Successor
	Year Ended December 31,	For the Period from December 23 to December 31,
(in thousands, except share and per share data)	2020	2019
Numerator:
Net income	$212	$42
Net loss (income) attributable to noncontrolling interest	518	(14)
Cumulative preferred stock dividends and redemption premium	(42)	—
Net income attributable to common shares, basic	688	28
Net loss (income) attributable to noncontrolling interest	518	(14)
Net income attributable to common shares, diluted	$170	$42

Denominator:
Weighted average common shares outstanding, basic	17,322,182	8,860,760
Effect of dilutive shares for diluted net income per common share:
OP Units	3,807,022	—
Unvested RSUs	28,792	—
Weighted average common shares outstanding, diluted	21,157,996	8,860,760

Net income available to common stockholders per common share, basic	$0.04	$—
Net income available to common stockholders per common share, diluted	$0.01	$—
As of December 31, 2020 and 2019, there were 1,751,882 and 4,449,019 of OP Units outstanding, respectively.

Subsequent to December 31, 2020, 182,418 of OP Units converted into shares of common stock on a one-for-one basis.